OTHER NON-CURRENT LIABILITY	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT LIABILITY
OTHER NON-CURRENT LIABILITY

15. OTHER NON-CURRENT LIABILITY

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Consideration refund payable	62,255	62,255	9,541
Other noncurrent payable	—	13,638	2,090
Less: current portion	(11,282)	(23,118)	(3,543)

Total	50,973	52,775	8,088

Other non-current liability includes the difference in the consideration between original agreement and revised agreement entered in April 2019 (Note 9) relating to disposal of Beijing Shuo Ge. Pursuant to the revised agreement, Xin Run agrees to return the difference of RMB73,200,000 (US$10,515,000) along with a total interest of RMB13,018,000 (US$1,870,000) from June 30, 2019 to December 31, 2024. The total balance to be refunded together with the interest to be paid over 1 year as of December 31, 2020 is recognized as non -current liability using the effective interest rate method.

For the year ended December 31, 2020, the company had not pay the refund as planned schedule, the buyer has not filed a law suit with the company. The amount due in 2020 and 2021 according to agreement was classified as current liability.